EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Reconciliation of Numerators and Denominators of the Basic and Diluted Earnings per Share Computations
The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the years ended December 31, 2013
	Income (numerator)	Weighted average shares (denominator)	Per share Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$6,575	2,899,025	$2.27
Effect of dilutive securities
Stock compensation plans	—	3,907	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$6,575	2,902,932	$2.27

There were no anti dilutive shares in 2013.

	For the years ended December 31, 2012
	Income (numerator)	Weighted average shares (denominator)	Per share Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97